PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 88.4%
Common Stocks — 49.0%
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.*	1,900	$999,305
Boeing Co. (The)*	19,950	3,402,473
General Dynamics Corp.	6,700	1,826,286
General Electric Co.	28,578	5,719,887
Howmet Aerospace, Inc.	10,780	1,398,490
Huntington Ingalls Industries, Inc.	1,000	204,040
Kongsberg Gruppen ASA (Norway)	314	46,037
L3Harris Technologies, Inc.	5,170	1,082,133
Lockheed Martin Corp.	5,620	2,510,510
MTU Aero Engines AG (Germany)	24	8,339
Northrop Grumman Corp.	3,562	1,823,780
Rheinmetall AG (Germany)	35	50,082
Rolls-Royce Holdings PLC (United Kingdom)*	19,277	187,360
RTX Corp.	35,455	4,696,369
Safran SA (France)	503	132,432
Singapore Technologies Engineering Ltd. (Singapore)	4,800	24,106
Textron, Inc.	4,900	354,025
Thales SA (France)	202	53,696
TransDigm Group, Inc.(a)	1,480	2,047,269
		26,566,619
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	3,200	327,680
Expeditors International of Washington, Inc.	3,700	444,925
FedEx Corp.	5,980	1,457,804
United Parcel Service, Inc. (Class B Stock)	19,500	2,144,805
		4,375,214
Automobile Components — 0.0%
Aisin Corp. (Japan)	3,500	38,230
Aptiv PLC (United Kingdom)*	6,200	368,900
Cie Generale des Etablissements Michelin SCA (France)	2,422	85,125
Denso Corp. (Japan)	1,500	18,610
FCC Co. Ltd. (Japan)	400	8,358
Sumitomo Electric Industries Ltd. (Japan)	2,800	46,732
		565,955
Automobiles — 0.8%
Ferrari NV (Italy)	163	69,611
Ford Motor Co.	103,385	1,036,952
General Motors Co.	26,500	1,246,295
Subaru Corp. (Japan)	3,800	68,055
Suzuki Motor Corp. (Japan)	7,500	92,063
Tesla, Inc.*	74,620	19,338,519
Toyota Motor Corp. (Japan)	3,700	65,406
		21,916,901
Banks — 1.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	1,283	27,035
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
AIB Group PLC (Ireland)	5,308	$34,285
ANZ Group Holdings Ltd. (Australia)	2,439	44,656
Banco Bilbao Vizcaya Argentaria SA (Spain)	8,058	109,972
Banco Santander SA (Spain)	13,259	89,325
Bank Hapoalim BM (Israel)	2,944	39,924
Bank Leumi Le-Israel BM (Israel)	4,074	54,863
Bank of America Corp.	176,441	7,362,883
Barclays PLC (United Kingdom)	16,947	63,721
BAWAG Group AG (Austria), 144A	69	7,118
BNP Paribas SA (France)	756	63,186
BOC Hong Kong Holdings Ltd. (China)	17,000	68,832
Citigroup, Inc.	50,435	3,580,381
Citizens Financial Group, Inc.	11,800	483,446
Commonwealth Bank of Australia (Australia)	540	51,351
Credit Agricole SA (France)	3,496	63,652
Danske Bank A/S (Denmark)	340	11,129
DBS Group Holdings Ltd. (Singapore)	2,400	82,419
DNB Bank ASA (Norway)	1,350	35,522
Erste Group Bank AG (Austria)	114	7,885
Fifth Third Bancorp	17,721	694,663
HSBC Holdings PLC (United Kingdom)	18,241	206,789
Huntington Bancshares, Inc.	39,336	590,433
ING Groep NV (Netherlands)	4,799	94,019
Intesa Sanpaolo SpA (Italy)	27,485	141,649
JPMorgan Chase & Co.	74,445	18,261,358
KeyCorp	25,100	401,349
Lloyds Banking Group PLC (United Kingdom)	12,528	11,750
M&T Bank Corp.	4,305	769,519
Mitsubishi UFJ Financial Group, Inc. (Japan)	7,800	106,344
Mizrahi Tefahot Bank Ltd. (Israel)	312	14,032
NatWest Group PLC (United Kingdom)	14,800	87,385
Nordea Bank Abp (Finland)	2,951	37,745
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	500	7,997
PNC Financial Services Group, Inc. (The)	10,633	1,868,962
Regions Financial Corp.	23,703	515,066
Shizuoka Financial Group, Inc. (Japan)	2,700	29,518
Standard Chartered PLC (United Kingdom)	2,737	40,615
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,900	74,572
Truist Financial Corp.	35,401	1,456,751
U.S. Bancorp	41,585	1,755,719
UniCredit SpA (Italy)	1,712	96,098
United Overseas Bank Ltd. (Singapore)	1,500	42,325
Wells Fargo & Co.	87,564	6,286,219
Westpac Banking Corp. (Australia)	1,160	23,116
		45,895,578
Beverages — 0.6%
Brown-Forman Corp. (Class B Stock)(a)	5,275	179,033
Carlsberg A/S (Denmark) (Class B Stock)	90	11,392
A1

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Coca-Cola Co. (The)	103,401	$7,405,580
Coca-Cola HBC AG (Italy)*	184	8,333
Constellation Brands, Inc. (Class A Stock)(a)	4,240	778,125
Keurig Dr. Pepper, Inc.	31,500	1,077,930
Molson Coors Beverage Co. (Class B Stock)	4,400	267,828
Monster Beverage Corp.*	18,600	1,088,472
PepsiCo, Inc.	36,607	5,488,854
		16,305,547
Biotechnology — 0.9%
AbbVie, Inc.	47,101	9,868,602
Amgen, Inc.	14,337	4,466,692
Biogen, Inc.*	3,960	541,886
Genmab A/S (Denmark)*	123	23,963
Gilead Sciences, Inc.	33,200	3,720,060
Incyte Corp.*	4,440	268,842
Moderna, Inc.*	8,750	248,062
Regeneron Pharmaceuticals, Inc.	2,820	1,788,529
Vertex Pharmaceuticals, Inc.*	7,000	3,393,740
		24,320,376
Broadline Retail — 1.9%
Amazon.com, Inc.*	251,300	47,812,338
eBay, Inc.	12,600	853,398
Next PLC (United Kingdom)	408	58,783
Prosus NV (China)*	366	17,004
		48,741,523
Building Products — 0.3%
A.O. Smith Corp.	3,300	215,688
Allegion PLC	2,233	291,317
Builders FirstSource, Inc.*	3,000	374,820
Carrier Global Corp.	21,502	1,363,227
Cie de Saint-Gobain SA (France)	1,418	141,257
Geberit AG (Switzerland)	10	6,265
Johnson Controls International PLC	17,622	1,411,698
Lennox International, Inc.	840	471,097
Masco Corp.	5,800	403,332
ROCKWOOL A/S (Denmark) (Class B Stock)	41	16,995
Trane Technologies PLC	6,100	2,055,212
		6,750,908
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	2,241	105,373
Ameriprise Financial, Inc.	2,560	1,239,322
Amundi SA (France), 144A	945	74,036
Bank of New York Mellon Corp. (The)	19,358	1,623,555
Blackrock, Inc.	3,890	3,681,807
Blackstone, Inc.	19,300	2,697,754
Cboe Global Markets, Inc.	2,800	633,612
Charles Schwab Corp. (The)	45,450	3,557,826
CME Group, Inc.	9,500	2,520,255
Deutsche Bank AG (Germany)	4,700	112,035
Euronext NV (Netherlands), 144A	304	44,120
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
FactSet Research Systems, Inc.	1,000	$454,640
Franklin Resources, Inc.	8,700	167,475
Goldman Sachs Group, Inc. (The)	8,320	4,545,133
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	300	13,345
Intercontinental Exchange, Inc.	15,355	2,648,737
Invesco Ltd.	12,400	188,108
KKR & Co., Inc.	17,800	2,057,858
Magellan Financial Group Ltd. (Australia)	1,225	5,908
MarketAxess Holdings, Inc.	1,020	220,677
Moody’s Corp.	4,130	1,923,300
Morgan Stanley	33,119	3,863,994
MSCI, Inc.	2,060	1,164,930
Nasdaq, Inc.	10,800	819,288
Nomura Holdings, Inc. (Japan)	17,000	104,753
Northern Trust Corp.	5,300	522,845
Plus500 Ltd. (Israel)	224	7,952
Raymond James Financial, Inc.	4,950	687,605
S&P Global, Inc.	8,460	4,298,526
Singapore Exchange Ltd. (Singapore)	3,200	31,680
State Street Corp.	7,700	689,381
T. Rowe Price Group, Inc.	5,800	532,846
UBS Group AG (Switzerland)	2,873	88,243
		41,326,919
Chemicals — 0.7%
Air Products & Chemicals, Inc.	5,900	1,740,028
Albemarle Corp.(a)	3,100	223,262
CF Industries Holdings, Inc.	4,700	367,305
Corteva, Inc.	18,247	1,148,284
Dow, Inc.	18,547	647,661
DuPont de Nemours, Inc.	10,947	817,522
Eastman Chemical Co.	3,100	273,141
Ecolab, Inc.	6,800	1,723,936
Givaudan SA (Switzerland)	5	21,513
International Flavors & Fragrances, Inc.	6,900	535,509
Linde PLC	12,700	5,913,628
LyondellBasell Industries NV (Class A Stock)	6,800	478,720
Mitsubishi Chemical Group Corp. (Japan)	6,100	30,143
Mosaic Co. (The)	9,200	248,492
Nitto Denko Corp. (Japan)	1,100	20,346
Orica Ltd. (Australia)	2,456	26,250
PPG Industries, Inc.	6,100	667,035
Sherwin-Williams Co. (The)	6,150	2,147,519
		17,030,294
Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	4,774	60,311
Cintas Corp.	9,120	1,874,434
Copart, Inc.*	23,400	1,324,206
Dai Nippon Printing Co. Ltd. (Japan)	1,700	24,204
Republic Services, Inc.	5,465	1,323,404
Rollins, Inc.	7,400	399,822
Veralto Corp.	6,633	646,386

A2

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Waste Management, Inc.	9,842	$2,278,521
		7,931,288
Communications Equipment — 0.4%
Arista Networks, Inc.*	27,600	2,138,448
Cisco Systems, Inc.	106,300	6,559,773
F5, Inc.*	1,500	399,405
Juniper Networks, Inc.	8,700	314,853
Motorola Solutions, Inc.	4,609	2,017,866
Nokia OYJ (Finland)	22,809	120,131
		11,550,476
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	1,122	64,216
Eiffage SA (France)	405	47,154
Obayashi Corp. (Japan)	3,300	44,023
Quanta Services, Inc.	4,000	1,016,720
Skanska AB (Sweden) (Class B Stock)	338	7,460
Taisei Corp. (Japan)	300	13,353
Vinci SA (France)	439	55,340
		1,248,266
Construction Materials — 0.1%
Buzzi SpA (Italy)	182	8,758
Heidelberg Materials AG (Germany)	748	128,938
Holcim AG*	916	98,574
Martin Marietta Materials, Inc.	1,600	765,008
Vulcan Materials Co.	3,600	839,880
		1,841,158
Consumer Finance — 0.3%
American Express Co.	14,900	4,008,845
Capital One Financial Corp.	10,061	1,803,937
Discover Financial Services	6,740	1,150,518
Synchrony Financial	10,472	554,388
		7,517,688
Consumer Staples Distribution & Retail — 1.0%
Carrefour SA (France)	4,056	58,008
Coles Group Ltd. (Australia)	4,315	52,819
Colruyt Group NV (Belgium)	174	7,148
Costco Wholesale Corp.	11,810	11,169,662
Dollar General Corp.	5,600	492,408
Dollar Tree, Inc.*	5,465	410,258
Kesko OYJ (Finland) (Class B Stock)	1,056	21,585
Koninklijke Ahold Delhaize NV (Netherlands)	3,312	123,720
Kroger Co. (The)	17,592	1,190,802
Marks & Spencer Group PLC (United Kingdom)	1,525	7,041
Sysco Corp.	13,000	975,520
Target Corp.	12,160	1,269,018
Tesco PLC (United Kingdom)	16,197	69,684
Walgreens Boots Alliance, Inc.	18,900	211,113
Walmart, Inc.	115,700	10,157,303
		26,216,089
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.1%
Amcor PLC	40,850	$396,245
Avery Dennison Corp.	2,300	409,331
Ball Corp.	7,700	400,939
International Paper Co.	13,573	724,119
Packaging Corp. of America	2,500	495,050
Smurfit WestRock PLC	13,044	587,763
		3,013,447
Distributors — 0.0%
Genuine Parts Co.	3,700	440,818
LKQ Corp.	6,900	293,526
Pool Corp.	1,080	343,818
		1,078,162
Diversified REITs — 0.0%
Covivio SA (France)	570	31,907
GPT Group (The) (Australia)	11,489	31,512
Stockland (Australia)	1,757	5,421
		68,840
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	191,236	5,408,154
Deutsche Telekom AG (Germany)	5,461	201,620
Koninklijke KPN NV (Netherlands)	17,556	74,361
Orange SA (France)	1,004	13,006
Verizon Communications, Inc.	112,176	5,088,304
		10,785,445
Electric Utilities — 0.8%
Alliant Energy Corp.	6,800	437,580
American Electric Power Co., Inc.	14,060	1,536,336
Chubu Electric Power Co., Inc. (Japan)	2,600	28,190
Constellation Energy Corp.	8,304	1,674,335
Duke Energy Corp.	20,661	2,520,022
Edison International	10,200	600,984
Enel SpA (Italy)	11,104	90,079
Entergy Corp.	11,200	957,488
Evergy, Inc.	6,100	420,595
Eversource Energy	9,800	608,678
Exelon Corp.	26,413	1,217,111
FirstEnergy Corp.	13,856	560,060
Fortum OYJ (Finland)	1,944	31,834
Hokuriku Electric Power Co. (Japan)	1,200	6,677
Iberdrola SA (Spain)	7,040	113,683
Kansai Electric Power Co., Inc. (The) (Japan)	1,800	21,362
NextEra Energy, Inc.	54,800	3,884,772
NRG Energy, Inc.	5,600	534,576
PG&E Corp.	57,800	993,004
Pinnacle West Capital Corp.	3,200	304,800
PPL Corp.	19,200	693,312
Southern Co. (The)	29,200	2,684,940
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	6,400	18,424
Xcel Energy, Inc.	15,210	1,076,716
		21,015,558

A3

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	2,523	$130,182
AMETEK, Inc.	6,200	1,067,268
Eaton Corp. PLC	10,537	2,864,273
Emerson Electric Co.	15,200	1,666,528
Fujikura Ltd. (Japan)	600	22,221
GE Vernova, Inc.	7,394	2,257,240
Generac Holdings, Inc.*	1,400	177,310
Hubbell, Inc.	1,400	463,274
Legrand SA (France)	224	23,722
Rockwell Automation, Inc.	3,100	800,978
Schneider Electric SE	658	151,896
Siemens Energy AG (Germany)*	960	56,911
		9,681,803
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	32,200	2,111,998
CDW Corp.	3,450	552,897
Corning, Inc.	20,400	933,912
Halma PLC (United Kingdom)	507	17,011
Jabil, Inc.	2,900	394,603
Keysight Technologies, Inc.*	4,700	703,919
TE Connectivity PLC (Switzerland)	8,100	1,144,692
Teledyne Technologies, Inc.*	1,240	617,160
Trimble, Inc.*	6,300	413,595
Zebra Technologies Corp. (Class A Stock)*	1,370	387,107
		7,276,894
Energy Equipment & Services — 0.1%
Baker Hughes Co.	25,798	1,133,822
Halliburton Co.	23,900	606,343
Schlumberger NV	37,624	1,572,683
		3,312,848
Entertainment — 0.7%
CTS Eventim AG & Co. KGaA (Germany)	116	11,637
Electronic Arts, Inc.	6,300	910,476
Konami Group Corp. (Japan)	700	82,658
Live Nation Entertainment, Inc.*	4,100	535,378
Netflix, Inc.*	11,390	10,621,517
Nintendo Co. Ltd. (Japan)	200	13,596
Sea Ltd. (Singapore), ADR*	1,100	143,539
Spotify Technology SA*	200	110,006
Take-Two Interactive Software, Inc.*	4,500	932,625
TKO Group Holdings, Inc.	1,800	275,058
Walt Disney Co. (The)	48,282	4,765,433
Warner Bros Discovery, Inc.*	59,076	633,885
		19,035,808
Financial Services — 2.4%
Apollo Global Management, Inc.	11,900	1,629,586
Berkshire Hathaway, Inc. (Class B Stock)*	48,855	26,019,196
Corpay, Inc.*	1,900	662,568
EXOR NV (Netherlands)	120	10,898
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Fidelity National Information Services, Inc.	14,000	$1,045,520
Fiserv, Inc.*(a)	15,200	3,356,616
Global Payments, Inc.	6,577	644,020
Investor AB (Sweden) (Class B Stock)	2,449	73,039
Jack Henry & Associates, Inc.	1,900	346,940
Mastercard, Inc. (Class A Stock)	21,850	11,976,422
PayPal Holdings, Inc.*	26,700	1,742,175
Visa, Inc. (Class A Stock)	46,100	16,156,206
		63,663,186
Food Products — 0.3%
Archer-Daniels-Midland Co.	12,826	615,776
Associated British Foods PLC (United Kingdom)	1,522	37,733
Bunge Global SA	3,800	290,396
Conagra Brands, Inc.	12,300	328,041
General Mills, Inc.	14,700	878,913
Hershey Co. (The)	4,000	684,120
Hormel Foods Corp.	8,400	259,896
J.M. Smucker Co. (The)	2,900	343,389
JDE Peet’s NV (Netherlands)	945	20,661
Kellanova	7,600	626,924
Kraft Heinz Co. (The)	22,967	698,886
Lamb Weston Holdings, Inc.	4,000	213,200
McCormick & Co., Inc.	6,540	538,307
Mondelez International, Inc. (Class A Stock)	34,453	2,337,636
Nestle SA	2,111	213,331
The Campbell’s Co.	5,700	227,544
Tyson Foods, Inc. (Class A Stock)	7,700	491,337
WH Group Ltd. (Hong Kong), 144A	107,000	98,248
Wilmar International Ltd. (China)	25,100	62,239
		8,966,577
Gas Utilities — 0.0%
Atmos Energy Corp.	4,100	633,778
Ground Transportation — 0.5%
CSX Corp.	51,400	1,512,702
J.B. Hunt Transport Services, Inc.	2,200	325,490
Norfolk Southern Corp.	6,000	1,421,100
Old Dominion Freight Line, Inc.(a)	5,030	832,214
Uber Technologies, Inc.*	55,600	4,051,016
Union Pacific Corp.	16,160	3,817,638
		11,960,160
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	46,050	6,108,533
Align Technology, Inc.*	1,840	292,302
Baxter International, Inc.	13,800	472,374
Becton, Dickinson & Co.	7,710	1,766,053
Boston Scientific Corp.*	39,267	3,961,255
Cooper Cos., Inc. (The)*	5,460	460,551
Dexcom, Inc.*	10,560	721,142
Edwards Lifesciences Corp.*	15,300	1,108,944
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,559	48,837

A4

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
GE HealthCare Technologies, Inc.	12,092	$975,945
Hologic, Inc.*	6,100	376,797
Hoya Corp. (Japan)	400	45,143
IDEXX Laboratories, Inc.*	2,300	965,885
Insulet Corp.*	1,800	472,698
Intuitive Surgical, Inc.*	9,500	4,705,065
Medtronic PLC	34,290	3,081,299
ResMed, Inc.	3,900	873,015
Solventum Corp.*	3,570	271,463
STERIS PLC	2,650	600,623
Stryker Corp.	9,100	3,387,475
Zimmer Biomet Holdings, Inc.	5,300	599,854
		31,295,253
Health Care Providers & Services — 1.2%
Ambea AB (Sweden), 144A	2,516	27,473
Cardinal Health, Inc.	6,450	888,616
Cencora, Inc.	4,700	1,307,023
Centene Corp.*	13,250	804,407
Cigna Group (The)	7,400	2,434,600
CVS Health Corp.	33,283	2,254,923
DaVita, Inc.*	1,200	183,564
EBOS Group Ltd. (Australia)	273	5,919
Elevance Health, Inc.	6,220	2,705,451
Fresenius Medical Care AG (Germany)	1,292	64,290
HCA Healthcare, Inc.	4,700	1,624,085
Henry Schein, Inc.*	3,500	239,715
Humana, Inc.	3,210	849,366
Labcorp Holdings, Inc.	2,300	535,302
McKesson Corp.	3,350	2,254,516
Medipal Holdings Corp. (Japan)	700	10,922
Molina Healthcare, Inc.*	1,550	510,555
Quest Diagnostics, Inc.	3,000	507,600
Ship Healthcare Holdings, Inc. (Japan)	400	5,354
Sonic Healthcare Ltd. (Australia)	1,468	23,836
UnitedHealth Group, Inc.	24,520	12,842,350
Universal Health Services, Inc. (Class B Stock)	1,600	300,640
		30,380,507
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	4,180	386,692
Healthpeak Properties, Inc.	18,600	376,092
Ventas, Inc.	11,668	802,292
Welltower, Inc.	16,200	2,482,002
		4,047,078
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	138	17,467
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	19,682	279,681
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc. (Class A Stock)*	11,600	1,385,736
Amadeus IT Group SA (Spain)	104	7,965
Aristocrat Leisure Ltd. (Australia)	1,416	57,267
Betsson AB (Sweden) (Class B Stock)	462	7,158
Booking Holdings, Inc.	880	4,054,081
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Caesars Entertainment, Inc.*	5,900	$147,500
Carnival Corp.*	27,300	533,169
Chipotle Mexican Grill, Inc.*	36,300	1,822,623
Darden Restaurants, Inc.	3,250	675,220
Domino’s Pizza, Inc.	1,020	468,639
DoorDash, Inc. (Class A Stock)*	9,000	1,644,930
Expedia Group, Inc.	3,350	563,135
Food & Life Cos. Ltd. (Japan)	800	23,914
Hilton Worldwide Holdings, Inc.	6,500	1,479,075
Las Vegas Sands Corp.	9,150	353,465
Marriott International, Inc. (Class A Stock)	6,128	1,459,690
McDonald’s Corp.	19,200	5,997,504
MGM Resorts International*	6,400	189,696
Norwegian Cruise Line Holdings Ltd.*	12,000	227,520
Royal Caribbean Cruises Ltd.(a)	6,600	1,355,904
Starbucks Corp.	30,200	2,962,318
Wynn Resorts Ltd.	2,500	208,750
Yum! Brands, Inc.	7,400	1,164,464
Zensho Holdings Co. Ltd. (Japan)	100	5,392
		26,795,115
Household Durables — 0.2%
D.R. Horton, Inc.	7,500	953,475
De’ Longhi SpA (Italy)	189	6,270
Garmin Ltd.(a)	4,200	911,946
Lennar Corp. (Class A Stock)	6,400	734,592
Mohawk Industries, Inc.*	1,340	153,001
NVR, Inc.*	80	579,551
PulteGroup, Inc.	5,422	557,382
Sony Group Corp. (Japan)	8,700	220,136
		4,116,353
Household Products — 0.6%
Church & Dwight Co., Inc.	6,500	715,585
Clorox Co. (The)	3,300	485,925
Colgate-Palmolive Co.	21,600	2,023,920
Essity AB (Sweden) (Class B Stock)	3,867	109,866
Henkel AG & Co. KGaA (Germany)	78	5,620
Kimberly-Clark Corp.	8,700	1,237,314
Procter & Gamble Co. (The)	62,825	10,706,637
Reckitt Benckiser Group PLC (United Kingdom)	919	62,143
		15,347,010
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	19,500	242,190
Vistra Corp.	9,100	1,068,704
		1,310,894
Industrial Conglomerates — 0.2%
3M Co.	14,580	2,141,219
Hitachi Ltd. (Japan)	6,200	145,573
Honeywell International, Inc.	17,312	3,665,816
Siemens AG (Germany)	759	175,288
Smiths Group PLC (United Kingdom)	2,659	66,722
		6,194,618

A5

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial REITs — 0.1%
Prologis, Inc.	24,684	$2,759,424
Insurance — 1.2%
Admiral Group PLC (United Kingdom)	856	31,604
Aflac, Inc.	13,400	1,489,946
AIA Group Ltd. (Hong Kong)	18,800	142,314
Allianz SE (Germany)	399	152,701
Allstate Corp. (The)	7,100	1,470,197
American International Group, Inc.	15,739	1,368,349
Aon PLC (Class A Stock)	5,800	2,314,722
Arch Capital Group Ltd.	9,900	952,182
Arthur J. Gallagher & Co.	6,800	2,347,632
Assurant, Inc.	1,300	272,675
AXA SA (France)	3,137	134,031
Brown & Brown, Inc.	6,200	771,280
Chubb Ltd.	9,986	3,015,672
Cincinnati Financial Corp.	4,137	611,118
Coface SA (France)	378	7,249
Erie Indemnity Co. (Class A Stock)	700	293,335
Everest Group Ltd.	1,240	450,529
Globe Life, Inc.	2,225	293,077
Hannover Rueck SE (Germany)	29	8,644
Hartford Insurance Group, Inc. (The)	7,700	952,721
Insurance Australia Group Ltd. (Australia)	8,110	39,451
Japan Post Holdings Co. Ltd. (Japan)	3,500	35,096
Loews Corp.	4,975	457,252
Marsh & McLennan Cos., Inc.	13,100	3,196,793
Medibank Private Ltd. (Australia)	2,476	6,920
MetLife, Inc.	15,550	1,248,509
MS&AD Insurance Group Holdings, Inc. (Japan)	2,300	50,020
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	144	90,968
NN Group NV (Netherlands)	438	24,373
Poste Italiane SpA (Italy), 144A	494	8,813
Principal Financial Group, Inc.	5,600	472,472
Progressive Corp. (The)	15,500	4,386,655
QBE Insurance Group Ltd. (Australia)	4,336	59,911
Suncorp Group Ltd. (Australia)	4,029	48,798
Swiss Re AG	484	82,367
T&D Holdings, Inc. (Japan)	1,400	29,964
Talanx AG (Germany)	81	8,519
Tokio Marine Holdings, Inc. (Japan)	2,500	97,257
Travelers Cos., Inc. (The)	6,035	1,596,016
Unipol Assicurazioni SpA (Italy)	2,990	47,864
W.R. Berkley Corp.	8,100	576,396
Willis Towers Watson PLC	2,740	925,983
		30,570,375
Interactive Media & Services — 3.0%
Alphabet, Inc. (Class A Stock)	155,400	24,031,056
Alphabet, Inc. (Class C Stock)	125,960	19,678,731
Match Group, Inc.	6,600	205,920
Meta Platforms, Inc. (Class A Stock)	58,350	33,630,606
REA Group Ltd. (Australia)	165	22,893
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Scout24 SE (Germany), 144A	250	$26,180
		77,595,386
IT Services — 0.6%
Accenture PLC (Ireland) (Class A Stock)	16,700	5,211,068
Akamai Technologies, Inc.*	3,800	305,900
Cognizant Technology Solutions Corp. (Class A Stock)	13,100	1,002,150
EPAM Systems, Inc.*	1,540	260,014
Gartner, Inc.*	2,040	856,269
GoDaddy, Inc. (Class A Stock)*	3,700	666,518
International Business Machines Corp.	24,700	6,141,902
VeriSign, Inc.*	2,100	533,127
Wix.com Ltd. (Israel)*	400	65,352
		15,042,300
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	2,200	73,804
Hasbro, Inc.	3,600	221,364
		295,168
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	7,714	902,384
Bio-Techne Corp.	4,400	257,972
Charles River Laboratories International, Inc.*	1,360	204,707
Danaher Corp.	17,000	3,485,000
IQVIA Holdings, Inc.*	4,400	775,720
Mettler-Toledo International, Inc.*	560	661,310
Revvity, Inc.(a)	3,100	327,980
Thermo Fisher Scientific, Inc.	10,200	5,075,520
Waters Corp.*(a)	1,600	589,712
West Pharmaceutical Services, Inc.	2,000	447,760
		12,728,065
Machinery — 0.8%
Alfa Laval AB (Sweden)	1,418	60,797
Atlas Copco AB (Sweden) (Class A Stock)	1,687	26,947
Atlas Copco AB (Sweden) (Class B Stock)	1,156	16,256
Caterpillar, Inc.	12,700	4,188,460
Cummins, Inc.	3,750	1,175,400
Daifuku Co. Ltd. (Japan)	3,100	76,203
Deere & Co.	6,840	3,210,354
Dover Corp.	3,600	632,448
Ebara Corp. (Japan)	1,100	16,743
Epiroc AB (Sweden) (Class B Stock)	357	6,288
FANUC Corp. (Japan)	600	16,347
Fortive Corp.	9,050	662,279
GEA Group AG (Germany)	889	54,041
Glory Ltd. (Japan)	400	7,048
IDEX Corp.	1,910	345,653
Illinois Tool Works, Inc.	7,100	1,760,871
Ingersoll Rand, Inc.	10,800	864,324
Kone OYJ (Finland) (Class B Stock)	175	9,656

A6

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Makita Corp. (Japan)	2,200	$72,894
Mitsubishi Heavy Industries Ltd. (Japan)	5,400	92,737
Nordson Corp.	1,500	302,580
Otis Worldwide Corp.	10,701	1,104,343
PACCAR, Inc.(a)	13,814	1,345,069
Parker-Hannifin Corp.	3,445	2,094,043
Pentair PLC	4,177	365,404
Rational AG (Germany)	25	20,829
Sandvik AB (Sweden)	351	7,382
Schindler Holding AG (Switzerland)	21	6,364
Schindler Holding AG (Switzerland) (Part. Cert.)	60	18,805
Snap-on, Inc.	1,500	505,515
Stanley Black & Decker, Inc.	4,247	326,509
Wartsila OYJ Abp (Finland)	3,921	69,964
Westinghouse Air Brake Technologies Corp.	4,651	843,459
Xylem, Inc.	6,500	776,490
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,600	4,563
		21,087,065
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	11	19,145
Kawasaki Kisen Kaisha Ltd. (Japan)	7,000	95,147
		114,292
Media — 0.3%
Charter Communications, Inc. (Class A Stock)*	2,660	980,290
Comcast Corp. (Class A Stock)	100,480	3,707,712
Fox Corp. (Class A Stock)	5,800	328,280
Fox Corp. (Class B Stock)	3,733	196,766
Interpublic Group of Cos., Inc. (The)	9,631	261,578
News Corp. (Class A Stock)	10,875	296,018
News Corp. (Class B Stock)	3,500	106,295
Omnicom Group, Inc.(a)	5,100	422,841
Paramount Global (Class B Stock)(a)	14,030	167,799
Publicis Groupe SA (France)	858	80,951
		6,548,530
Metals & Mining — 0.2%
ARE Holdings, Inc. (Japan)	500	6,628
BHP Group Ltd. (Australia)	6,081	147,544
BlueScope Steel Ltd. (Australia)	2,828	37,878
Boliden AB (Sweden)	2,646	86,822
Fortescue Ltd. (Australia)	6,148	59,507
Freeport-McMoRan, Inc.	37,988	1,438,226
Mitsui Mining & Smelting Co. Ltd. (Japan)	300	8,788
Newmont Corp.	30,100	1,453,228
Northern Star Resources Ltd. (Australia)	3,949	45,592
Nucor Corp.	6,200	746,108
Rio Tinto Ltd. (Australia)	275	19,954
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Rio Tinto PLC (Australia)	1,335	$80,113
Steel Dynamics, Inc.	3,850	481,558
		4,611,946
Multi-Utilities — 0.3%
AGL Energy Ltd. (Australia)	1,938	12,792
Ameren Corp.	7,100	712,840
CenterPoint Energy, Inc.	17,000	615,910
Centrica PLC (United Kingdom)	54,965	106,426
CMS Energy Corp.	7,900	593,369
Consolidated Edison, Inc.	9,200	1,017,428
Dominion Energy, Inc.(a)	22,215	1,245,595
DTE Energy Co.	5,400	746,658
Engie SA (France)	6,358	123,891
NiSource, Inc.	12,400	497,116
Public Service Enterprise Group, Inc.	13,100	1,078,130
Sembcorp Industries Ltd. (Singapore)	2,000	9,360
Sempra	16,738	1,194,423
WEC Energy Group, Inc.	8,613	938,645
		8,892,583
Office REITs — 0.0%
BXP, Inc.	4,000	268,760
Nippon Building Fund, Inc. (Japan)	38	32,277
		301,037
Oil, Gas & Consumable Fuels — 1.7%
APA Corp.(a)	9,614	202,086
Chevron Corp.	44,622	7,464,815
ConocoPhillips	33,945	3,564,904
Coterra Energy, Inc.	19,500	563,550
Devon Energy Corp.	17,100	639,540
Diamondback Energy, Inc.	5,100	815,388
ENEOS Holdings, Inc. (Japan)	10,600	55,905
EOG Resources, Inc.	15,000	1,923,600
EQT Corp.	16,100	860,223
Expand Energy Corp.	5,600	623,392
Exxon Mobil Corp.	116,014	13,797,545
Hess Corp.	7,400	1,182,002
Idemitsu Kosan Co. Ltd. (Japan)	8,300	58,708
Kinder Morgan, Inc.	51,098	1,457,826
Marathon Petroleum Corp.	8,519	1,241,133
Occidental Petroleum Corp.(a)	17,604	868,934
ONEOK, Inc.	16,300	1,617,286
Phillips 66	11,038	1,362,972
Shell PLC	6,213	226,155
Targa Resources Corp.	5,800	1,162,726
Texas Pacific Land Corp.(a)	500	662,495
TotalEnergies SE (France)	2,035	131,121
Valero Energy Corp.	8,300	1,096,181
Williams Cos., Inc. (The)	32,200	1,924,272
		43,502,759
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	16,700	728,120
Qantas Airways Ltd. (Australia)	7,604	43,351
Southwest Airlines Co.	16,200	543,996

A7

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Passenger Airlines (cont’d.)
United Airlines Holdings, Inc.*	8,800	$607,640
		1,923,107
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,300	415,800
Kenvue, Inc.	50,700	1,215,786
Unilever PLC (United Kingdom)	2,612	155,850
		1,787,436
Pharmaceuticals — 1.7%
AstraZeneca PLC (United Kingdom)	726	106,609
Bristol-Myers Squibb Co.	54,070	3,297,729
Eli Lilly & Co.	21,000	17,344,110
GSK PLC	8,845	169,030
Hikma Pharmaceuticals PLC (Jordan)	1,533	38,727
Ipsen SA (France)	228	26,261
Johnson & Johnson	64,208	10,648,255
Merck & Co., Inc.	67,433	6,052,786
Novartis AG	2,600	288,782
Novo Nordisk A/S (Denmark) (Class B Stock)	2,885	197,272
Orion OYJ (Finland) (Class B Stock)	975	57,912
Pfizer, Inc.	151,070	3,828,114
Roche Holding AG	951	313,000
Sanofi SA	1,002	110,943
Shionogi & Co. Ltd. (Japan)	5,500	83,021
Takeda Pharmaceutical Co. Ltd. (Japan)	2,500	74,097
Viatris, Inc.	33,086	288,179
Zoetis, Inc.	11,900	1,959,335
		44,884,162
Professional Services — 0.3%
Automatic Data Processing, Inc.	11,000	3,360,830
Broadridge Financial Solutions, Inc.	3,000	727,380
Computershare Ltd. (Australia)	2,854	70,348
Dayforce, Inc.*(a)	4,150	242,069
Equifax, Inc.	3,400	828,104
Intertek Group PLC (United Kingdom)	105	6,828
Jacobs Solutions, Inc.	3,400	411,026
Leidos Holdings, Inc.	3,500	472,290
Paychex, Inc.(a)	8,400	1,295,952
Paycom Software, Inc.	1,320	288,394
Recruit Holdings Co. Ltd. (Japan)	300	15,543
Verisk Analytics, Inc.	3,700	1,101,194
Wolters Kluwer NV (Netherlands)	495	77,070
		8,897,028
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	7,800	1,020,084
CoStar Group, Inc.*(a)	11,100	879,453
Daito Trust Construction Co. Ltd. (Japan)	700	71,627
Daiwa House Industry Co. Ltd. (Japan)	200	6,615
LEG Immobilien SE (Germany)	394	27,850
Mitsui Fudosan Co. Ltd. (Japan)	5,000	44,776
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Sumitomo Realty & Development Co. Ltd. (Japan)	800	$30,059
Vonovia SE (Germany)	1,457	39,208
		2,119,672
Residential REITs — 0.1%
AvalonBay Communities, Inc.	3,675	788,728
Camden Property Trust	2,900	354,670
Equity Residential(a)	9,000	644,220
Essex Property Trust, Inc.	1,750	536,498
Invitation Homes, Inc.	14,800	515,780
Mid-America Apartment Communities, Inc.	3,000	502,740
UDR, Inc.	7,900	356,843
		3,699,479
Retail REITs — 0.1%
Federal Realty Investment Trust	2,100	205,422
Kimco Realty Corp.	17,800	378,072
Klepierre SA (France)	2,277	76,215
Realty Income Corp.	23,000	1,334,230
Regency Centers Corp.	4,200	309,792
Scentre Group (Australia)	3,778	7,994
Simon Property Group, Inc.	8,193	1,360,693
Vicinity Ltd. (Australia)	29,154	40,369
		3,712,787
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.*	43,299	4,448,539
Advantest Corp. (Japan)	2,200	98,068
Analog Devices, Inc.	13,247	2,671,523
Applied Materials, Inc.	21,600	3,134,592
ASM International NV (Netherlands)	100	45,569
ASML Holding NV (Netherlands)	262	173,385
Broadcom, Inc.	124,900	20,912,007
Enphase Energy, Inc.*	3,700	229,585
First Solar, Inc.*	2,700	341,361
Infineon Technologies AG (Germany)	2,834	94,471
Intel Corp.	115,000	2,611,650
KLA Corp.	3,550	2,413,290
Lam Research Corp.	34,300	2,493,610
Lasertec Corp. (Japan)	400	34,380
Microchip Technology, Inc.	14,000	677,740
Micron Technology, Inc.	29,600	2,571,944
Monolithic Power Systems, Inc.	1,260	730,775
Nova Ltd. (Israel)*	30	5,570
NVIDIA Corp.	652,500	70,717,950
NXP Semiconductors NV (China)	6,800	1,292,408
ON Semiconductor Corp.*	11,300	459,797
QUALCOMM, Inc.	29,600	4,546,856
SCREEN Holdings Co. Ltd. (Japan)	1,300	84,814
Skyworks Solutions, Inc.	4,100	264,983
Teradyne, Inc.	4,300	355,180
Texas Instruments, Inc.	24,300	4,366,710
Tokyo Electron Ltd. (Japan)	400	54,853
		125,831,610

A8

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Software — 4.8%
Adobe, Inc.*	11,540	$4,425,936
ANSYS, Inc.*	2,400	759,744
Autodesk, Inc.*	5,800	1,518,440
Cadence Design Systems, Inc.*	7,300	1,856,609
Crowdstrike Holdings, Inc. (Class A Stock)*	6,500	2,291,770
Dassault Systemes SE (France)	1,078	41,042
Fair Isaac Corp.*	650	1,198,704
Fortinet, Inc.*	16,800	1,617,168
Gen Digital, Inc.	14,678	389,554
Intuit, Inc.	7,480	4,592,645
Microsoft Corp.	198,020	74,334,728
Oracle Corp.	43,250	6,046,783
Palantir Technologies, Inc. (Class A Stock)*	54,700	4,616,680
Palo Alto Networks, Inc.*	17,700	3,020,328
PTC, Inc.*	3,200	495,840
Roper Technologies, Inc.	2,840	1,674,407
Sage Group PLC (The) (United Kingdom)	1,037	16,281
Salesforce, Inc.	25,550	6,856,598
SAP SE (Germany)	981	262,859
ServiceNow, Inc.*	5,500	4,378,770
Synopsys, Inc.*(a)	4,240	1,818,324
Tyler Technologies, Inc.*	1,110	645,343
Workday, Inc. (Class A Stock)*	5,800	1,354,474
Xero Ltd. (New Zealand)*	584	57,082
		124,270,109
Specialized REITs — 0.5%
American Tower Corp.	12,460	2,711,296
Crown Castle, Inc.	11,700	1,219,491
Digital Realty Trust, Inc.(a)	8,300	1,189,307
Equinix, Inc.	2,584	2,106,864
Extra Space Storage, Inc.	5,800	861,242
Iron Mountain, Inc.	7,602	654,076
Public Storage	4,220	1,263,004
SBA Communications Corp.	2,900	638,029
VICI Properties, Inc.	27,700	903,574
Weyerhaeuser Co.	19,218	562,703
		12,109,586
Specialty Retail — 0.9%
AutoZone, Inc.*	450	1,715,751
Avolta AG (Switzerland)	563	24,662
Best Buy Co., Inc.	5,175	380,932
CarMax, Inc.*	3,900	303,888
Fast Retailing Co. Ltd. (Japan)	100	29,769
Home Depot, Inc. (The)	26,550	9,730,309
JB Hi-Fi Ltd. (Australia)	451	26,361
Lowe’s Cos., Inc.	15,000	3,498,450
O’Reilly Automotive, Inc.*	1,540	2,206,173
Ross Stores, Inc.	8,900	1,137,331
TJX Cos., Inc. (The)	30,100	3,666,180
Tractor Supply Co.	13,900	765,890
Ulta Beauty, Inc.*	1,220	447,179
Williams-Sonoma, Inc.	3,300	521,730
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Zalando SE (Germany), 144A*	2,378	$82,482
		24,537,087
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	400,240	88,905,311
Dell Technologies, Inc. (Class C Stock)	8,100	738,315
Hewlett Packard Enterprise Co.	34,348	529,990
HP, Inc.	25,448	704,655
Logitech International SA (Switzerland)	899	76,177
NetApp, Inc.	5,300	465,552
Seagate Technology Holdings PLC	5,500	467,225
Seiko Epson Corp. (Japan)	1,800	28,837
Super Micro Computer, Inc.*	13,100	448,544
Western Digital Corp.*	8,603	347,819
		92,712,425
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	467	110,147
Asics Corp. (Japan)	2,800	59,381
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	328	57,258
Deckers Outdoor Corp.*	3,920	438,295
Hermes International SCA (France)	21	55,253
Lululemon Athletica, Inc.*	3,100	877,486
LVMH Moet Hennessy Louis Vuitton SE (France)	107	66,263
NIKE, Inc. (Class B Stock)	31,800	2,018,664
OVS SpA (Italy), 144A	2,075	7,144
Pandora A/S (Denmark)	325	49,810
Ralph Lauren Corp.	1,000	220,740
Tapestry, Inc.	5,500	387,255
		4,347,696
Tobacco — 0.4%
Altria Group, Inc.	45,200	2,712,904
British American Tobacco PLC (United Kingdom)	2,126	87,218
Imperial Brands PLC (United Kingdom)	3,657	135,316
Japan Tobacco, Inc. (Japan)	900	24,737
Philip Morris International, Inc.	41,500	6,587,295
		9,547,470
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	200	20,434
Fastenal Co.	14,900	1,155,495
MonotaRO Co. Ltd. (Japan)	1,500	28,021
Toyota Tsusho Corp. (Japan)	400	6,739
United Rentals, Inc.	1,760	1,102,992
W.W. Grainger, Inc.	1,170	1,155,761
		3,469,442
Water Utilities — 0.0%
American Water Works Co., Inc.	5,300	781,856
Wireless Telecommunication Services — 0.1%
SoftBank Corp. (Japan)	33,600	46,871

A9

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
T-Mobile US, Inc.	12,800	$3,413,888
		3,460,759

Total Common Stocks (cost $269,406,766)		1,282,517,922
Preferred Stocks — 0.0%
Banks — 0.0%
Citigroup Capital XIII, 10.919%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	20,000	597,200
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	15,000	338,100
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	948	75,430

Total Preferred Stocks (cost $949,777)		1,010,730
Unaffiliated Exchange-Traded Funds — 0.5%
iShares Core S&P 500 ETF	23,200	13,036,080
iShares MSCI EAFE ETF(a)	600	49,038

Total Unaffiliated Exchange-Traded Funds (cost $8,273,409)		13,085,118

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 9.1%
Automobiles — 2.2%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	733	722,582
Series 2021-03, Class C
1.410%	08/18/27	900	876,016
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	826	829,883
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A
1.380%	08/20/27	2,400	2,310,581
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,475,110
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,900	2,852,538
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,100	1,107,842
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,100	1,122,684
Series 2024-03A, Class A, 144A
5.230%	12/20/30	400	406,263
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	962	977,798
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	350	$355,181
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	800	796,288
Series 2021-04, Class C
1.380%	07/15/27	600	585,067
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	747	755,482
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	383,097
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,700	2,729,685
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,800	1,842,684
Series 2024-01, Class A, 144A
4.870%	08/15/36	3,700	3,744,845
Series 2025-01, Class A, 144A
4.860%	08/15/37	5,500	5,580,177
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	191,204
Series 2024-01, Class A, 144A
4.980%	12/11/36	500	508,199
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	2,200	2,211,018
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,300	1,241,440
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28	3,300	3,147,203
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,134	1,129,639
Series 2021-01A, Class B, 144A
1.260%	07/14/28	1,800	1,755,288
Series 2023-01A, Class A, 144A
5.410%	11/14/29	3,200	3,234,624
Series 2025-01A, Class A, 144A
5.360%	04/16/35	4,000	4,076,766
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27	432	429,530
Series 2023-01, Class C
5.090%	05/15/30	600	602,957
Series 2023-03, Class C
5.770%	11/15/30	900	918,989
Series 2023-04, Class C
6.040%	12/15/31	1,600	1,642,693
Series 2024-02, Class C
5.840%	06/17/30	500	510,767
Series 2024-05, Class C
4.780%	01/15/31	1,500	1,503,012

A10

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30		200	$204,393
Series 2023-01A, Class C, 144A
5.970%	02/20/31		300	307,156
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		1,720	1,733,893
Series 2024-01A, Class A1, 144A
5.490%	02/18/39		1,399	1,411,448
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		400	394,014
				57,608,036
Collateralized Loan Obligations — 5.6%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.823%(c)	04/20/37		6,750	6,764,937
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-15A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
5.755%(c)	07/20/34		2,000	2,000,881
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.454%(c)	01/22/38	EUR	2,500	2,712,761
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.688%(c)	10/16/37		7,250	7,258,448
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.728%(c)	01/25/35		6,520	6,520,000
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.385%(c)	04/15/31	EUR	1,748	1,880,847
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.564%(c)	07/15/30		1,659	1,660,096
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.823%(c)	04/20/37		7,000	7,013,902
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.384%(c)	05/22/32	EUR	1,650	1,782,103
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,582	3,739,775
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.913%(c)	04/20/37		6,750	$6,763,825
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.813%(c)	04/20/37		6,000	6,013,762
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.673%(c)	01/20/38		3,250	3,255,359
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.574%(c)	04/15/31		325	324,819
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.134%(c)	05/24/38	EUR	6,500	7,043,273
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	5,250	5,690,369
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
4.403%(c)	01/26/38	EUR	7,000	7,596,604
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.592%(c)	10/15/32		6,000	6,000,000
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.675%(c)	04/21/31		373	373,171
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
4.146%(c)	05/15/37	EUR	6,750	7,330,101
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.684%(c)	07/15/31		909	909,413
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
5.380%(c)	05/21/34		7,250	7,239,899
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.716%(c)	06/20/34		3,750	3,756,656
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.046%(c)	10/15/37		6,500	6,507,275

A11

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.193%(c)	01/20/36		3,750	$3,747,870
Sound Point CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.632%(c)	04/25/34		6,000	5,969,308
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.684%(c)	07/20/35	EUR	2,000	2,162,524
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.742%(c)	07/25/34		4,750	4,751,290
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.526%(c)	10/15/38	EUR	5,500	5,943,575
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.663%(c)	07/25/34	EUR	3,000	3,241,562
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		7,250	7,244,337
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
5.983%(c)	01/20/35		2,400	2,404,790
				145,603,532
Consumer Loans — 0.5%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		700	704,136
Series 2024-X02, Class A, 144A
5.220%	12/17/29		1,806	1,805,571
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33		2,700	2,714,078
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,900	1,838,607
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.110%(c)	06/16/36		2,000	1,998,629
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		3,400	3,469,562
				12,530,583
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.643%(c)	03/15/32	GBP	3,400	$4,415,610
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.363%(c)	07/15/32	GBP	1,400	1,810,551
				6,226,161
Equipment — 0.2%
Barings Equipment Finance LLC,
Series 2025-A, Class A3, 144A
4.820%	08/13/32		1,800	1,817,527
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		264	263,416
Series 2019-A, Class A5, 144A
3.080%	11/12/41		423	421,068
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,600	1,567,360
				4,069,371
Home Equity Loans — 0.3%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.544%(c)	02/25/55		1,697	1,697,117
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		759	762,949
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		825	836,208
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		151	151,685
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		1,241	1,252,365
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,341	1,332,974
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		2,044	2,033,421
				8,066,719
Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		509	465,547
Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.854%(c)	03/15/26^	EUR	560	451,318
Student Loans — 0.1%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		30	30,084

A12

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	238	$232,935
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	340	321,525
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
4.984%(c)	05/25/70	732	722,209
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	205	201,968
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	269	262,925
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	451	433,493
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	110	109,626
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	616	591,415
			2,906,180

Total Asset-Backed Securities (cost $238,778,704)			237,927,447
Commercial Mortgage-Backed Securities — 5.6%
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64	3,500	3,058,872
Series 2021-BN35, Class ASB
2.067%	06/15/64	2,300	2,094,768
Series 2021-BN37, Class A4
2.370%	11/15/64	3,900	3,340,467
BANK5,
Series 2024-05YR11, Class A3
5.893%	11/15/57	4,660	4,849,753
Series 2024-05YR12, Class A3
5.902%(cc)	12/15/57	4,035	4,201,886
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	3,767,926
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	3,931,800
Series 2023-C19, Class A2A
5.756%	04/15/56	2,700	2,744,673
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,579	3,498,551
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,810,295
Series 2023-B38, Class A2
5.626%	04/15/56	3,000	3,017,472
Series 2024-V07, Class A3
6.228%(cc)	05/15/56	4,700	4,925,693
Series 2024-V11, Class A3
5.909%(cc)	11/15/57	5,140	5,349,151
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust,
Series 2024-5C7, Class A3
5.566%(cc)	11/15/57	4,500	$4,611,787
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	3,990	3,364,925
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	1,244	1,228,094
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A3
2.944%	05/10/49	2,556	2,513,384
Series 2017-P07, Class A3
3.442%	04/14/50	3,541	3,472,809
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	1,609	1,602,474
Series 2017-C08, Class A3
3.127%	06/15/50	3,432	3,312,023
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.326%(cc)	03/25/26	4,027	40,604
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	4,275	4,251,617
Series 2016-GS03, Class A3
2.592%	10/10/49	3,847	3,753,659
Series 2016-GS04, Class A3
3.178%	11/10/49	3,796	3,723,180
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	3,593,035
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	2,717	2,631,135
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,419	2,378,594
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
5.784%(c)	04/15/38	1,720	1,715,700
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	3,723	3,693,266
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	1,948,547
Series 2016-UB11, Class A3
2.531%	08/15/49	6,152	5,989,690
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	4,729,232
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	989	975,023
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,830,830

A13

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-C09, Class A3
3.854%	03/15/51	1,576	$1,537,459
Series 2018-C14, Class A3
4.180%	12/15/51	2,141	2,100,853
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,415,116
Series 2017-C38, Class A4
3.190%	07/15/50	2,940	2,861,630
Series 2019-C49, Class A3
3.749%	03/15/52	6,115	6,051,971
Series 2020-C58, Class A3
1.810%	07/15/53	4,944	4,331,018
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	7,852,941
Series 2024-5C1, Class A3
5.928%	07/15/57	5,200	5,394,161

Total Commercial Mortgage-Backed Securities (cost $152,722,874)			145,496,064
Corporate Bonds — 11.5%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	3,300	3,228,762
3.300%	03/01/35	1,920	1,550,771
3.550%	03/01/38	960	751,352
3.900%	05/01/49	1,500	1,076,689
			6,607,574
Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	3,190	2,977,225
3.557%	08/15/27	360	351,078
4.390%	08/15/37	2,075	1,815,585
6.343%	08/02/30	345	366,598
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	3,190	3,253,583
			8,764,069
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,383	1,339,838
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30(a)	1,375	1,233,337
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	590	580,098
4.625%	04/15/29	115	108,856
			3,262,129
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	550	$465,153
Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	660	500,329
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	185,075
4.134%	08/04/25	300	298,431
5.800%	03/08/29	475	470,545
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	585	604,362
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	2,055	1,878,355
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30	3,370	3,392,203
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
6.200%	11/16/28	2,854	2,956,627
			10,285,927
Banks — 3.2%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	600	612,655
Bank of America Corp.,
Sr. Unsec’d. Notes
5.288%(ff)	04/25/34	905	909,071
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,551,140
2.496%(ff)	02/13/31	5,165	4,636,930
3.194%(ff)	07/23/30	1,050	984,669
3.824%(ff)	01/20/28	615	607,217
Sub. Notes, MTN
4.450%	03/03/26	4,790	4,780,767
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	844,247
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.837%(ff)	09/10/28	705	704,593
Sub. Notes
5.088%(ff)	06/20/30	1,830	1,814,561
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.219%(ff)	06/09/26	480	477,621
3.132%(ff)	01/20/33	1,335	1,163,263
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30(a)	2,200	2,222,992

A14

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	1,600	$1,650,132
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	1,824,217
3.887%(ff)	01/10/28	560	553,307
4.542%(ff)	09/19/30	5,280	5,207,885
4.650%	07/23/48	420	357,683
Sub. Notes
4.450%	09/29/27	1,485	1,477,131
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	1,285	1,320,709
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	460	451,231
2.311%(ff)	11/16/27	500	480,150
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	592,286
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	2,242,637
3.814%(ff)	04/23/29	440	429,589
3.850%	01/26/27(a)	2,625	2,599,319
5.207%(ff)	01/28/31(a)	2,155	2,184,206
Sub. Notes
6.750%	10/01/37	225	243,251
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	395	411,143
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	07/01/25(oo)	230	231,147
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	1,585	1,392,437
3.782%(ff)	02/01/28	270	266,312
3.964%(ff)	11/15/48	2,240	1,763,097
4.005%(ff)	04/23/29	1,360	1,336,381
5.299%(ff)	07/24/29	4,890	4,988,122
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	475	501,490
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29	1,740	1,767,603
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29	1,855	1,896,523
6.407%(ff)	11/01/29	3,220	3,397,196
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,770	2,352,752
4.431%(ff)	01/23/30	455	449,133
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	775	648,924
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.591%(ff)(cc)	07/22/28	1,030	$1,003,878
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,036,052
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	3,200	3,124,053
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	745	801,893
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,250	2,189,257
3.091%(ff)	05/14/32	560	499,100
4.282%	01/09/28	980	967,784
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	1,635	1,645,806
6.491%(ff)	10/23/34	2,555	2,756,872
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	2,610,169
			82,960,583
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,170,361
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	780	661,362
			1,831,723
Building Materials — 0.1%
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	1,305	1,320,209
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30	400	376,612
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	675	678,592
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	290,453
			2,665,866
Chemicals — 0.2%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	5	4,109
9.400%	05/15/39	15	20,130
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28	1,590	1,596,804
5.419%	11/15/48	160	160,991

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		620	$558,106
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34		901	924,651
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28		405	388,083
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.800%	09/01/31(a)		585	582,834
				4,235,708
Commercial Services — 0.1%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		175	180,030
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	416	445,463
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		390	443,880
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		250	220,909
4.875%	01/15/28		660	649,611
5.250%	01/15/30		165	162,138
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		815	644,422
				2,746,453
Distribution/Wholesale — 0.0%
RB Global Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28		50	51,093
Diversified Financial Services — 0.3%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31		465	462,036
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		3,485	3,450,369
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,490	1,284,185
6.070%	07/12/28		1,680	1,743,993
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25		255	254,582
				7,195,165
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 1.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	370	$341,392
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,105	2,062,438
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	435	332,029
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	574,259
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	353,059
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	875	796,615
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	335,871
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,000	957,260
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	2,290	1,956,753
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	145,017
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33	2,260	2,259,577
6.050%	04/15/38	530	565,206
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	866,104
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	1,500	1,285,736
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	349	347,039
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	530	537,816
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	404,203
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	152,581
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	555,927

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	02/28/28	2,515	$2,538,652
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	771,408
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	50	44,343
3.875%	02/15/32	150	132,003
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	220,288
2.450%	12/02/27	345	323,521
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	353,600
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	855	712,928
PacifiCorp,
First Mortgage
5.350%	12/01/53	2,045	1,873,171
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	493,328
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	833,256
4.900%	12/15/32	820	825,122
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	543,562
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	1,047,838
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	792,374
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	260,555
First Ref. Mortgage, Series C
3.600%	02/01/45	690	492,557
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	487,987
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	421,163
			27,996,538
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	500	495,771
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	415	$407,696
5.500%	07/31/47	1,350	1,109,538
			2,013,005
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	400	404,955
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	1,425	1,139,018
5.141%	03/15/52	650	473,790
			2,017,763
Foods — 0.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	3,000	3,030,364
5.750%	04/01/33	635	644,509
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	200	186,361
4.375%	01/31/32	575	524,836
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	371,587
			4,757,657
Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
5.843%	01/10/35	920	943,237
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	270	226,056
3.600%	05/01/30	1,600	1,515,232
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	1,999,494
			4,684,019
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	475	443,871
Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	512,219
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,178,090

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes
5.318%	12/01/34	2,650	$2,624,751
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	626,773
4.625%	05/15/42	330	290,750
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	556,190
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	425	398,610
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/52	455	392,911
5.200%	04/15/63	1,030	928,628
5.500%	04/15/64	1,380	1,304,735
5.750%	07/15/64	650	639,791
			9,453,448
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)	350	350,229
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	400	358,959
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	405	404,979
			763,938
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	135	131,582
6.625%	05/15/32	70	68,175
			199,757
Insurance — 0.2%
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	2,375	2,468,656
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,125	821,265
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	731,477
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	148,163
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	$735,231
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	94,052
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,163,315
6.850%	12/16/39	122	138,455
			6,300,614
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	245	239,927
7.375%	05/01/33	145	139,095
			379,022
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	350	351,896
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	1,435	1,279,383
			1,631,279
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	75	73,852
5.500%	05/01/26	425	424,763
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	500	323,306
5.050%	03/30/29	1,370	1,362,092
6.484%	10/23/45	635	601,401
Comcast Corp.,
Gtd. Notes
5.500%	05/15/64	1,920	1,797,400
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	3,695	3,181,360
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	233,370
			7,997,544
Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	320	320,755
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	1,750	1,626,310

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	760	$767,372
Novelis, Inc.,
Gtd. Notes, 144A
6.875%	01/30/30	250	252,188
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	430	430,591
			3,397,216
Miscellaneous Manufacturing — 0.1%
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,380,449
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	890	905,682
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,270	1,226,900
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	530	466,087
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	2,045	1,910,426
5.125%	10/01/34	305	289,949
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	960	958,957
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	506	450,031
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	209,763
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	440	435,072
7.750%	02/01/32	940	920,260
8.625%	01/19/29	1,315	1,396,530
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	325	307,794
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	215	204,311
6.250%	04/15/32	325	304,082
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	335	335,191
4.875%	04/03/28	345	347,636
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27	346	$338,440
6.500%	03/13/27	130	126,607
6.840%	01/23/30	100	91,190
Gtd. Notes, MTN
6.875%	08/04/26(a)	770	765,842
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	500	477,200
2.250%	07/12/31	545	470,150
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	635	681,678
			11,487,196
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	300	259,855
6.000%	06/15/29	725	734,678
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26(a)	3,570	3,480,594
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	75	75,021
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes, 144A
5.418%	01/15/35	600	601,996
			5,152,144
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	140	122,825
4.550%	03/15/35	1,770	1,708,481
4.700%	05/14/45	425	383,111
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	490	487,074
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	985	859,023
5.300%	12/05/43	185	165,947
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	492,660
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	700	654,242
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	377,782
			5,251,145

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 0.8%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	590	$613,495
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,600	2,616,748
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	45	38,328
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	800,317
6.125%	12/15/45	120	117,984
6.400%	12/01/30	280	298,459
6.550%	12/01/33	4,380	4,685,341
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,561
7.500%	06/01/30	25	26,938
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	475	495,633
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	1,575	1,078,445
MPLX LP,
Sr. Unsec’d. Notes
4.875%	06/01/25	2,275	2,275,037
5.200%	03/01/47	25	22,008
5.500%	02/15/49	700	637,015
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	139,938
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	3,218,479
4.500%	03/15/50	245	192,676
6.050%	09/01/33	764	794,466
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	74,117
4.125%	08/15/31	55	49,969
6.250%	01/15/30	400	405,271
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	68,441
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,100	969,286
5.150%	03/15/34	370	364,933
5.600%	03/15/35	1,455	1,481,753
			21,490,638
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	420	$350,374
5.250%	05/15/36	1,900	1,853,851
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29	2,235	2,270,471
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	945	764,262
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	727,006
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32	2,500	2,504,909
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,420	2,180,224
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	625	416,843
5.000%	10/15/27	275	248,140
Sun Communities Operating LP,
Gtd. Notes
5.500%	01/15/29	3,005	3,071,208
			14,387,288
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	400	381,656
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,388,513
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	200	180,579
3.875%	10/01/31	375	323,831
			4,274,579
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
5.050%	07/12/29	885	897,240
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	3,650	2,994,823
			3,892,063
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
5.353%	01/15/30	2,560	2,594,826

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.1%
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32	1,845	$1,707,219
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	2,840	2,394,604
2.550%	12/01/33	346	283,776
3.500%	09/15/53(a)	1,367	931,914
3.650%	09/15/59	4	2,697
4.500%	05/15/35	1,095	1,029,204
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	75	63,554
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	250	276,618
10.500%	05/15/30	250	269,596
11.000%	11/15/29	904	1,008,781
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	2,480	2,245,539
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	965	850,706
3.750%	04/15/27	200	197,098
3.875%	04/15/30	5,500	5,270,858
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	490	416,862
2.550%	03/21/31	1,017	896,122
2.650%	11/20/40	1,095	768,774
3.150%	03/22/30	1,365	1,272,005
			18,178,708
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	585	623,894
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	744,384
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	120,040
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	100	102,587
			1,590,905
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29	2,630	2,661,961

Total Corporate Bonds (cost $313,352,945)			300,639,046
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	$176,206
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	1,397,049
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,440,536
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	404,991
7.625%	03/01/40	205	245,031
			3,487,607
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	572,615
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,056,440
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,201,863
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	404,389
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	492,926
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	271,034

Total Municipal Bonds (cost $7,203,166)			7,663,080
Residential Mortgage-Backed Securities — 0.9%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%	04/25/63	2,513	2,411,540
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
5.125%(cc)	02/25/35	25	24,020
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
5.340%(c)	09/25/31	1,500	1,500,709

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	1,387	$1,382,618
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	476	422,575
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.694%(cc)	02/25/37	34	33,244
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,357	1,334,745
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	398	380,893
Fannie Mae REMIC,
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.596%(c)	04/25/50	670	83,629
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.610%(c)	08/25/52	1,572	162,072
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.990%(c)	01/25/34	81	81,534
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	238	230,309
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,694	46,136
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	256	4,466
Series 5251, Class PO, PO
2.302%(s)	08/25/52	1,315	906,657
Series 5269, Class AD
2.000%	01/25/55	4,501	3,559,719
Freddie Mac Strips,
Series 406, Class PO, PO
1.204%(s)	10/25/53	2,393	1,978,864
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	768	18,115
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	993	25,837
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)
0.000%(c)	11/20/48	3,163	81,624
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)
0.000%(c)	11/20/48	1,709	21,403
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49		3,046	$21,794
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)
0.000%(c)	08/20/49		2,584	29,322
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49		1,574	23,393
Series 2021-114, Class TI, IO
3.000%	06/20/51		1,812	262,211
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50		388	153
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		646	11,026
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		2,877	68,757
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		966	24,059
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		786	21,997
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52		2,553	57,343
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		1,718	43,108
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		609	12,172
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52		3,578	71,270
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,312	29,064
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,362	23,827
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)
0.556%(c)	10/20/52		1,623	80,419
Series 2022-93, Class IO, IO
3.000%	08/20/51		5,984	678,891
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
7.191%(cc)	07/25/35		7	6,752
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.473%(c)	01/24/63	EUR	755	813,352

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
5.892%	10/25/66		194	$193,625
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,254	1,134,123
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.185%(c)	01/25/48		97	94,868
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		937	885,148
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%	12/25/54		1,945	1,878,227
RCKT Mortgage Trust,
Series 2024-CES09, Class A1A, 144A
5.582%	12/25/44		1,162	1,165,530
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.373%(c)	06/24/71	EUR	221	238,941
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.527%(cc)	02/25/34		34	33,180
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Towd Point Mortgage Trust,
Series 2020-04, Class A1, 144A
1.750%	10/25/60		425	383,979

Total Residential Mortgage-Backed Securities (cost $23,038,501)				22,977,241
Sovereign Bonds — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	403,601
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		220	218,790
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	398,497
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05YR
5.375%	02/19/30		2,034	2,048,429
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.000%	05/07/36		907	877,523
6.875%	05/13/37		1,615	1,655,375
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		1,500	1,492,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50	340	$216,750
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	514	451,935
Republic of Poland Government International Bond (Poland),
Bonds
5.375%	02/12/35	1,575	1,579,725
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	1,690	1,707,998

Total Sovereign Bonds (cost $11,210,766)			11,051,123
U.S. Government Agency Obligations — 10.9%
Federal Home Loan Bank
5.500%	07/15/36	850	927,945
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	739	650,170
1.500%	06/01/36	835	732,932
1.500%	10/01/36	4,446	3,911,659
1.500%	11/01/50	1,098	831,664
1.500%	04/01/51	580	438,215
2.000%	01/01/32	240	226,308
2.000%	02/01/36	726	659,280
2.000%	06/01/40	609	532,803
2.000%	10/01/40	1,029	880,280
2.000%	09/01/50	2,468	1,980,594
2.000%	02/01/51	1,942	1,548,903
2.000%	03/01/51	995	796,700
2.000%	04/01/51	62	49,692
2.000%	09/01/51	412	331,817
2.500%	03/01/30	99	95,786
2.500%	10/01/35	1,361	1,273,119
2.500%	01/01/51	1,376	1,156,929
2.500%	03/01/51	543	454,854
2.500%	04/01/51	4,850	4,066,157
2.500%	05/01/51	2,235	1,864,596
2.500%	08/01/51	415	347,894
2.500%	08/01/51	2,330	1,954,168
2.500%	09/01/51	3,945	3,309,703
3.000%	10/01/28	58	56,646
3.000%	06/01/29	138	134,565
3.000%	01/01/37	64	60,325
3.000%	06/01/42	109	98,875
3.000%	10/01/42	272	245,322
3.000%	01/01/43	260	233,927
3.000%	07/01/43	697	627,273
3.000%	09/01/46	1,486	1,319,560
3.000%	12/01/46	4,344	3,841,792
3.000%	11/01/49	949	834,089
3.000%	02/01/50	1,182	1,038,661
3.000%	05/01/50	245	214,519
3.000%	06/01/51	1,450	1,261,570
3.000%	02/01/52	2,147	1,879,385
3.000%	02/01/52	3,242	2,817,408

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	06/01/42	116	$108,259
3.500%	01/01/47	195	178,910
3.500%	02/01/47	303	277,945
3.500%	03/01/48	2,299	2,106,655
4.000%	06/01/26	21	20,991
4.000%	09/01/26	8	7,796
4.000%	09/01/37	138	134,346
4.000%	03/01/38	128	125,160
4.000%	10/01/39	200	192,831
4.000%	09/01/40	255	245,670
4.000%	12/01/40	123	118,212
4.000%	10/01/41	97	93,152
4.000%	01/01/42	39	37,264
4.000%	04/01/52	697	656,432
4.500%	09/01/39	40	39,700
4.500%	10/01/39	366	361,829
4.500%	12/01/39	39	38,342
4.500%	12/01/47	74	72,145
4.500%	08/01/48	151	147,600
5.000%	05/01/34	9	8,615
5.000%	05/01/34	94	95,200
5.000%	10/01/35	2	2,394
5.000%	07/01/37	138	139,393
5.000%	05/01/39	20	20,191
5.000%	10/01/52	859	844,411
5.000%	02/01/53	1,429	1,403,861
5.500%	12/01/33	18	17,751
5.500%	01/01/34	17	17,266
5.500%	06/01/34	31	31,185
5.500%	07/01/34	68	68,427
5.500%	05/01/37	18	18,502
5.500%	02/01/38	141	143,410
5.500%	05/01/38	16	16,144
5.500%	07/01/38	40	40,837
5.500%	02/01/53	8,389	8,396,864
6.000%	03/01/32	69	71,946
6.000%	12/01/33	18	18,321
6.000%	11/01/36	18	18,409
6.000%	01/01/37	8	8,771
6.000%	05/01/37	7	7,307
6.000%	02/01/38	1	1,421
6.000%	08/01/39	21	21,509
6.750%	03/15/31	500	568,913
7.000%	05/01/31	2	2,234
7.000%	06/01/31	8	8,811
7.000%	08/01/31	70	72,833
Federal National Mortgage Assoc.
1.500%	01/01/36	388	341,184
1.500%	04/01/36	807	710,283
1.500%	06/01/36	856	753,438
1.500%	11/01/36	1,376	1,210,793
1.500%	02/01/42	413	338,179
1.500%	11/01/50	2,890	2,186,529
1.500%	12/01/50	3,050	2,309,531
1.500%	01/01/51	910	688,573
1.500%	07/01/51	730	551,667
2.000%	03/01/31	616	585,526
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	08/01/31	232	$218,784
2.000%	01/01/32	1,280	1,208,072
2.000%	05/01/36	390	352,781
2.000%	12/01/36	1,292	1,170,853
2.000%	02/01/37	1,672	1,512,438
2.000%	02/01/41	1,297	1,107,927
2.000%	05/01/41(k)	2,900	2,476,913
2.000%	10/01/50	5,875	4,713,173
2.000%	11/01/50	1,367	1,095,266
2.000%	01/01/51	1,144	917,166
2.000%	02/01/51	55	43,907
2.000%	03/01/51	6,120	4,900,529
2.000%	04/01/51	2,351	1,881,466
2.000%	05/01/51(k)	18,277	14,611,400
2.000%	07/01/51	450	359,316
2.500%	TBA	4,000	3,325,431
2.500%	07/01/32	565	537,901
2.500%	08/01/32	625	596,818
2.500%	09/01/32	597	569,639
2.500%	01/01/35	3,851	3,601,165
2.500%	07/01/35	2,097	1,997,922
2.500%	10/01/37	454	421,858
2.500%	10/01/43	278	240,553
2.500%	12/01/46	594	506,200
2.500%	03/01/50	598	503,947
2.500%	08/01/50	2,087	1,754,477
2.500%	02/01/51	1,166	976,985
2.500%	02/01/51	1,432	1,198,719
2.500%	03/01/51	1,375	1,150,780
2.500%	04/01/51	2,413	2,021,945
2.500%	08/01/51	815	680,636
2.500%	09/01/51	863	721,196
2.500%	12/01/51	3,319	2,791,821
2.500%	02/01/52	405	340,532
2.500%	05/01/52	1,196	1,006,208
3.000%	02/01/27	142	139,858
3.000%	08/01/30	259	251,696
3.000%	05/01/35	2,288	2,175,834
3.000%	07/01/36	1,400	1,331,152
3.000%	11/01/36	479	447,956
3.000%	12/01/42	420	378,979
3.000%	03/01/43	97	87,022
3.000%	11/01/46	344	304,981
3.000%	01/01/47	513	454,441
3.000%	02/01/47	552	487,950
3.000%	03/01/47	288	254,921
3.000%	06/01/49	12	10,370
3.000%	12/01/49	1,082	947,358
3.000%	01/01/50	416	361,597
3.000%	02/01/50	425	369,012
3.000%	02/01/50	2,229	1,958,922
3.000%	03/01/50	226	198,363
3.000%	04/01/51	113	97,770
3.000%	05/01/51	1,965	1,703,722
3.000%	11/01/51	95	82,681
3.000%	12/01/51	3,906	3,430,361
3.000%	03/01/52	798	698,307

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	04/01/52	431	$374,384
3.000%	04/01/52	825	721,958
3.000%	04/01/52	1,282	1,113,316
3.000%	05/01/52	1,872	1,625,435
3.500%	07/01/31	175	171,935
3.500%	02/01/33	528	517,829
3.500%	06/01/39	197	184,696
3.500%	01/01/42	1,184	1,103,958
3.500%	05/01/42	620	577,692
3.500%	07/01/42	343	319,736
3.500%	08/01/42	131	122,514
3.500%	08/01/42	292	272,050
3.500%	09/01/42	181	168,909
3.500%	09/01/42	671	625,540
3.500%	11/01/42	90	83,945
3.500%	03/01/43	982	915,410
3.500%	04/01/43	196	182,963
3.500%	04/01/43	260	242,653
3.500%	01/01/46	537	494,721
3.500%	07/01/46	349	320,263
3.500%	11/01/46	408	374,112
3.500%	09/01/47	221	201,997
3.500%	01/01/48	1,884	1,721,109
3.500%	05/01/48	375	342,471
3.500%	06/01/48	378	344,883
3.500%	07/01/48	224	205,417
3.500%	03/01/49	4,425	4,043,336
3.500%	05/01/49	319	290,256
3.500%	06/01/49	186	169,833
3.500%	02/01/52	2,296	2,085,622
3.500%	03/01/52	793	722,998
4.000%	10/01/41	785	754,769
4.000%	09/01/44	547	521,446
4.000%	10/01/46	184	173,346
4.000%	02/01/47	94	88,641
4.000%	09/01/47	344	324,886
4.000%	11/01/47	234	221,944
4.000%	11/01/47	501	474,118
4.000%	03/01/49	2,196	2,068,391
4.000%	04/01/52	388	362,489
4.000%	06/01/52	4,601	4,294,779
4.000%	07/01/52	1,830	1,715,797
4.000%	10/01/52	853	795,566
4.000%	12/01/52	4,738	4,421,564
4.500%	07/01/33	15	14,816
4.500%	08/01/33	15	14,737
4.500%	09/01/33	36	35,908
4.500%	10/01/33	2	2,016
4.500%	10/01/33	14	13,750
4.500%	10/01/33	38	37,982
4.500%	01/01/35	—(r)	480
4.500%	07/01/39	295	290,955
4.500%	08/01/39	402	397,169
4.500%	03/01/41	139	136,702
4.500%	11/01/47	795	771,908
4.500%	01/01/49	118	114,366
4.500%	06/01/52	1,389	1,331,175
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	07/01/52	2,000	$1,916,621
4.500%	08/01/52	1,207	1,156,501
4.500%	09/01/52	2,609	2,500,400
4.500%	01/01/53	2,426	2,321,702
5.000%	TBA	3,500	3,427,306
5.000%	03/01/34	75	75,011
5.000%	06/01/35	27	27,368
5.000%	07/01/35	39	39,585
5.000%	09/01/35	37	37,479
5.000%	11/01/35	41	41,828
5.000%	02/01/36	35	35,109
5.000%	05/01/36	17	17,503
5.000%	06/01/49	404	402,870
5.000%	06/01/52	411	404,605
5.000%	09/01/52	409	402,346
5.000%	10/01/52	911	895,340
5.000%	02/01/53	3,176	3,120,340
5.500%	09/01/33	42	41,796
5.500%	10/01/33	34	34,730
5.500%	12/01/33	18	18,205
5.500%	01/01/34	—(r)	394
5.500%	12/01/34	63	64,145
5.500%	10/01/35	113	114,626
5.500%	03/01/36	38	39,576
5.500%	05/01/36	77	78,198
5.500%	04/01/37	32	32,313
5.500%	04/01/53	913	913,084
5.500%	11/01/53	2,391	2,388,466
6.000%	TBA	1,000	1,015,642
6.000%	04/01/33	2	2,052
6.000%	06/01/33	2	2,335
6.000%	10/01/33	88	89,278
6.000%	11/01/33	1	561
6.000%	11/01/33	3	3,400
6.000%	11/01/33	33	34,301
6.000%	01/01/34	152	157,590
6.000%	02/01/34	22	22,647
6.000%	03/01/34	13	13,487
6.000%	07/01/34	79	81,793
6.000%	08/01/34	—(r)	441
6.000%	10/01/34	2	1,684
6.000%	11/01/34	2	1,927
6.000%	11/01/34	6	6,124
6.000%	01/01/35	39	40,313
6.000%	01/01/35	51	51,764
6.000%	02/01/35	72	73,247
6.000%	03/01/35	1	637
6.000%	04/01/35	—(r)	305
6.000%	07/01/36	13	13,188
6.000%	02/01/37	27	28,400
6.000%	05/01/37	9	9,793
6.000%	06/01/37	—(r)	215
6.000%	08/01/37	5	5,076
6.000%	09/01/37	—(r)	182
6.000%	10/01/37	17	17,640
6.000%	05/01/38	23	24,391
6.000%	01/01/53	3,297	3,350,523

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	09/01/53	1,293	$1,313,048
6.500%	07/01/32	20	20,542
6.500%	09/01/32	1	1,006
6.500%	09/01/32	11	11,295
6.500%	09/01/32	28	28,437
6.500%	09/01/32	31	31,650
6.500%	04/01/33	28	29,312
6.500%	11/01/33	15	15,963
6.500%	01/01/34	7	7,080
6.500%	09/01/34	27	28,482
6.500%	09/01/36	32	33,439
6.500%	10/01/36	6	6,789
6.500%	01/01/37	31	32,560
6.500%	01/01/37	38	40,003
6.625%	11/15/30	995	1,120,993
7.000%	02/01/32	5	5,302
7.000%	05/01/32	6	5,968
7.000%	06/01/32	7	7,638
7.000%	07/01/32	11	11,728
7.125%	01/15/30(k)	3,195	3,620,891
Government National Mortgage Assoc.
2.000%	10/20/50	4,288	3,508,597
2.000%	01/20/51	2,295	1,877,731
2.000%	03/20/51	644	527,204
2.000%	07/20/51	902	737,959
2.000%	10/20/51	571	467,127
2.000%	11/20/51	454	371,738
2.500%	03/20/43	106	92,320
2.500%	12/20/46	191	165,944
2.500%	08/20/50	58	49,173
2.500%	09/20/50	429	366,761
2.500%	10/20/50	1,965	1,678,875
2.500%	11/20/50	1,497	1,278,593
2.500%	02/20/51	1,806	1,541,565
2.500%	03/20/51	1,004	857,093
2.500%	05/20/51	1,879	1,603,567
3.000%	12/20/44	71	64,089
3.000%	03/15/45	206	184,206
3.000%	11/20/45	220	198,145
3.000%	03/20/46	446	401,007
3.000%	07/20/46	1,133	1,017,980
3.000%	08/20/46	303	271,866
3.000%	10/20/46	2,171	1,949,618
3.000%	04/20/47	374	335,322
3.000%	12/20/49	126	112,328
3.000%	01/20/50	745	663,214
3.000%	06/20/51	547	484,935
3.000%	10/20/51	1,142	1,012,036
3.000%	11/20/51	401	355,520
3.000%	12/20/51	2,255	1,998,222
3.500%	12/20/42	428	399,423
3.500%	05/20/43	132	122,681
3.500%	04/20/45	378	351,324
3.500%	07/20/46	1,367	1,269,399
3.500%	07/20/48	1,031	951,101
3.500%	11/20/48	345	318,392
3.500%	06/20/49	5,083	4,667,886
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	02/20/52	5,379	$4,938,400
3.500%	05/20/52	968	888,378
4.000%	06/15/40	26	24,374
4.000%	05/20/41	21	20,557
4.000%	12/20/42	248	237,785
4.000%	08/20/44	88	83,760
4.000%	11/20/45	169	161,018
4.000%	12/20/45	465	443,929
4.000%	09/20/47	1,257	1,190,023
4.000%	04/20/48	438	412,533
4.000%	02/20/49	444	418,888
4.000%	04/20/49	2,686	2,535,469
4.000%	01/20/50	476	448,991
4.000%	02/20/50	443	417,821
4.000%	07/20/50	669	629,933
4.000%	06/20/52	877	822,342
4.500%	04/15/40	143	140,064
4.500%	01/20/41	163	160,455
4.500%	02/20/41	259	254,659
4.500%	03/20/41	128	125,881
4.500%	06/20/44	193	189,407
4.500%	09/20/46	152	146,795
4.500%	11/20/46	204	199,695
4.500%	03/20/47	107	104,626
4.500%	05/20/48	174	169,287
4.500%	08/20/48	308	299,300
4.500%	10/20/52	2,216	2,127,934
5.000%	10/20/37	42	42,356
5.000%	04/20/45	217	218,686
5.000%	03/20/53	1,383	1,362,463
5.500%	TBA	2,500	2,502,306
5.500%	08/15/33	94	94,095
5.500%	08/15/33	121	120,938
5.500%	12/15/33	5	5,411
5.500%	03/15/34	81	81,070
5.500%	12/15/34	113	114,941
5.500%	07/15/35	23	23,876
5.500%	04/15/36	18	18,701
5.500%	12/20/52	1,842	1,850,201
6.000%	04/15/33	3	3,456
6.000%	12/15/33	52	52,867
6.000%	01/15/34	11	11,625
6.000%	01/15/34	15	15,559
6.000%	01/15/34	25	26,365
6.000%	06/20/34	40	41,743
6.000%	07/15/34	30	31,243
6.500%	11/15/28	1	1,210
6.500%	08/15/31	1	858
6.500%	12/15/31	4	4,358
6.500%	02/15/32	11	11,289
6.500%	06/15/32	7	7,369
6.500%	07/15/32	14	13,947
6.500%	08/15/32	2	1,899
6.500%	08/15/32	3	2,563
6.500%	08/15/32	5	5,156
6.500%	08/15/32	14	13,921
6.500%	08/15/32	71	73,023

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	08/15/34	16	$16,132
6.500%	06/15/35	11	11,534
6.500%	09/15/36	14	14,727
7.000%	06/20/54	3,500	3,616,267
7.000%	07/20/54	1,805	1,863,673
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	145	122,067
5.250%	02/01/55	1,010	1,001,369
7.125%	05/01/30	435	495,659
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	90	57,394

Total U.S. Government Agency Obligations (cost $300,301,975)			283,865,642
U.S. Treasury Obligations — 0.2%
U.S. Treasury Strips Coupon
2.679%(s)	11/15/43	2,175	890,244
3.029%(s)	11/15/41	7,460	3,387,459
4.327%(s)	08/15/43	600	248,669
4.349%(s)	02/15/43	20	8,492
4.568%(s)	11/15/42	310	133,425
4.608%(s)	11/15/48	160	51,506
4.924%(s)	02/15/49	465	147,778
4.928%(s)	11/15/45	145	53,786

Total U.S. Treasury Obligations (cost $6,578,060)			4,921,359

Total Long-Term Investments (cost $1,331,816,943)			2,311,154,772

	Shares
Short-Term Investments — 11.6%
Affiliated Mutual Funds — 11.6%
PGIM Core Ultra Short Bond Fund(wb)	272,896,585	272,896,585
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $30,963,816; includes $30,866,601 of cash collateral for securities on loan)(b)(wb)	31,043,157	31,024,531

Total Affiliated Mutual Funds (cost $303,860,401)		303,921,116

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
4.217%	06/17/25	600	594,649
(cost $594,647)

Value
Options Purchased*~ — 0.0%
(cost $1,190)	$12,372

Total Short-Term Investments (cost $304,456,238)	304,528,137

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.0% (cost $1,636,273,181)	2,615,682,909

Options Written*~ — (0.0)%
(premiums received $7,243)	(18,548)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.0% (cost $1,636,265,938)	2,615,664,361

Liabilities in excess of other assets(z) — (0.0)%	(210,140)

Net Assets — 100.0%	$2,615,454,221

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BMO	BMO Capital Markets
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $451,319 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,426,905; cash collateral of $30,866,601 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	04/14/25	$(1,000)		$(794,578)
Federal National Mortgage Assoc.	3.000%	TBA	05/13/25	(7,500)		(6,497,466)
Federal National Mortgage Assoc.	4.000%	TBA	04/14/25	(5,000)		(4,658,561)
Federal National Mortgage Assoc.	4.000%	TBA	05/13/25	(4,500)		(4,186,201)
Federal National Mortgage Assoc.	4.500%	TBA	05/13/25	(2,000)		(1,912,076)
Government National Mortgage Assoc.	3.000%	TBA	04/21/25	(4,500)		(3,985,315)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $22,045,820)						$(22,034,197)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%	710	$553
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	435	2,320
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%	285	1,864
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	215	3,043
A28

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)	710	$85
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)	570	1,945
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)	835	436
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)	515	1,871
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)	515	255
Total Options Purchased (cost $1,190)								$12,372
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		4		10	$(3,700)
3 Month SOFR	Put	12/12/25	$96.25		4		10	(2,475)
Total Exchange Traded (premiums received $6,113)								$(6,175)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	710		$(1,184)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	870		(2,417)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)	285		(807)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)	285		(1,140)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)	430		(3,069)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%	710		(323)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%	1,140		(1,745)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%	1,650		(259)
A29

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%	1,030		$(1,429)
Total OTC Swaptions (premiums received $1,130)									$(12,373)
Total Options Written (premiums received $7,243)									$(18,548)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
185	2 Year U.S. Treasury Notes	Jun. 2025	$38,326,797	$208,588
86	5 Year U.S. Treasury Notes	Jun. 2025	9,301,437	34,451
393	10 Year U.S. Treasury Notes	Jun. 2025	43,708,969	528,972
66	10 Year U.S. Ultra Treasury Notes	Jun. 2025	7,532,250	67,896
575	20 Year U.S. Treasury Bonds	Jun. 2025	67,436,719	1,213,222
238	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	29,095,500	222,247
1	Mini MSCI EAFE Index	Jun. 2025	120,815	(3,956)
93	S&P 500 E-Mini Index	Jun. 2025	26,287,613	(54,983)
				2,216,437
Short Position:
13	5 Year Euro-Bobl	Jun. 2025	1,655,762	15,746
				$2,232,183
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/25	SSB	GBP	4,755	$6,160,299	$6,142,833	$—	$(17,466)
Euro,
Expiring 04/02/25	SSB	EUR	42,750	46,305,114	46,230,892	—	(74,222)
				$52,465,413	$52,373,725	—	(91,688)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/25	TD	GBP	4,755	$6,005,758	$6,142,833	$—	$(137,075)
Expiring 05/02/25	SSB	GBP	4,755	6,159,849	6,142,450	17,399	—
Euro,
Expiring 04/02/25	MSI	EUR	4,121	4,339,378	4,456,513	—	(117,135)
Expiring 04/02/25	SSB	EUR	38,629	40,516,108	41,774,378	—	(1,258,270)
Expiring 05/02/25	SSB	EUR	42,750	46,380,013	46,306,136	73,877	—
				$103,401,106	$104,822,310	91,276	(1,512,480)
						$91,276	$(1,604,168)
A30

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)		2,000	$(18,785)	$40,663	$(59,448)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		2,000	(18,785)	39,663	(58,448)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		2,000	(18,785)	44,617	(63,402)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	470	62	(59)	121	BARC
					$(56,293)	$124,884	$(181,177)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	1,230	0.269%	$6,855	$6,374	$481	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	1,230	0.245%	7,071	6,462	609	GSI
Hellenic Republic	06/20/27	1.000%(Q)	270	0.239%	4,492	4,183	309	BARC
Hellenic Republic	12/20/27	1.000%(Q)	200	0.305%	3,679	3,443	236	BARC
Kingdom of Norway	12/20/25	—%(Q)	2,700	0.036%	(706)	(963)	257	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	685	0.066%	1,652	1,441	211	BARC
Morgan Stanley	12/20/25	1.000%(Q)	1,230	0.255%	6,987	6,374	613	GSI
Republic of Italy	06/20/25	1.000%(Q)	1,195	0.085%	2,830	2,512	318	BARC
					$32,860	$29,826	$3,034

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	1,262	$(21,550)	$(23,209)	$(1,659)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A31

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
83,820	05/07/25	4.321%(A)	1 Day USOIS(2)(A)/ 4.330%	$—	$(2,260)	$(2,260)
20,590	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.410%	—	47,559	47,559
12,880	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(35,779)	(35,779)
10,550	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(57,676)	(57,676)
1,410	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	261	(18,132)	(18,393)
14,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.410%	3,768	162,722	158,954
8,910	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.410%	(9,474)	(142,132)	(132,658)
1,655	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	755,453	770,379	14,926
1,880	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	27,494	23,229	(4,265)
				$777,502	$747,910	$(29,592)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.870%	JPM	09/19/25	(5,016)	$14,195	$—	$14,195
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	07/15/25	13,235	404,335	—	404,335
U.S. Treasury Bond(T)	1 Day USOIS +16bps(T)/ 4.490%	GSI	07/24/25	12,240	212,838	—	212,838
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	07/24/25	12,445	314,620	—	314,620
U.S. Treasury Bond(T)	1 Day USOIS +19bps(T)/ 4.520%	JPM	07/30/25	10,220	77,153	—	77,153
					$1,023,141	$—	$1,023,141
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A32